Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories
Nickel (co-products and by-products)	$ 1,662	$ 1,771
Iron ore and pellets	1,086	1,137
Manganese and ferroalloys	90	240
Fertilizer	373	387
Copper concentrate	64	72
Coal	311	277
Others	11	91
Spare parts and maintenance supplies	1,455	1,276
Inventory net	5,052	5,251
Provision for adjustment to market value for product nickel	0	14
Provision for adjustment to market value for product manganese	3	9
Provision for adjustment to market value for product copper	$ 3	$ 0